Lease Liabilities - Individualization of Lease Liabilities (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 7,007,711	$ 5,842,015
Non-current lease liabilities	44,857,807	47,565,674
Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,829,163	1,512,244
More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,178,548	4,329,771
One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,036,773	4,515,822
Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,067,087	4,565,526
Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,026,666	7,061,634
Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,903,134	1,783,940
More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 28,824,147	$ 29,638,752
Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	6.49%	6.49%
Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	5.48%	5.48%
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	650.00%
Current lease liabilities	$ 2,514,263	$ 2,486,297
Non-current lease liabilities	7,721,786	10,780,138
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	613,801	606,973
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,900,462	1,879,324
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,677,690	2,647,907
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 5,044,096	2,820,020
Enel Generación Chile S.A. [Member] | Transelec S.A | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		5,312,211
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	206.00%
Current lease liabilities	$ 18,503	17,304
Non-current lease liabilities	271,299	282,168
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,631	4,067
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,872	13,237
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,828	17,966
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,215	18,335
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,610	18,713
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,014	19,097
Enel Generación Chile S.A. [Member] | Marcelo Alberto Amar Basulto | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 193,632	208,057
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	209.00%
Current lease liabilities	$ 39,075	37,260
Non-current lease liabilities	530,071	549,960
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,012	12,399
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,063	24,861
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	35,386	33,755
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	36,127	34,460
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	36,882	35,182
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	37,654	35,917
Enel Generación Chile S.A. [Member] | Productos Fernandez S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 384,022	410,646
Enel Generación Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	107.00%
Current lease liabilities	$ 1,741	1,661
Non-current lease liabilities		1,123
Enel Generación Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,163	1,104
Enel Generación Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 578	557
Enel Generación Chile S.A. [Member] | Empresa de Ferrocarriles del Estado | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		1,123
Enel Generación Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	191.00%
Current lease liabilities	$ 1,205	1,152
Non-current lease liabilities	1,185	1,718
Enel Generación Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,205	1,152
Enel Generación Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	588	564
Enel Generación Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 597	573
Enel Generación Chile S.A. [Member] | Agricola el Bagual LTDA. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		581
Enel Generación Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	83.00%
Current lease liabilities	$ 144,460	144,436
Enel Generación Chile S.A. [Member] | Rentaequipos Tramaca S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 144,460	144,436
Enel Generación Chile S.A. [Member] | Compañía de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	83.00%
Current lease liabilities	$ 9,546	6,607
Enel Generación Chile S.A. [Member] | Compañía de Leasing Tattersall S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 9,546	6,607
Enel Generación Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	137.00%
Current lease liabilities	$ 1,466
Non-current lease liabilities	2,860
Enel Generación Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	367
Enel Generación Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,099
Enel Generación Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,483
Enel Generación Chile S.A. [Member] | Roberto Guzman Borquez | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,377
Enel Generación Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	137.00%
Current lease liabilities	$ 1,519
Non-current lease liabilities	2,969
Enel Generación Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	379
Enel Generación Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,140
Enel Generación Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,538
Enel Generación Chile S.A. [Member] | Yaritza Alexandra Bernal | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,431
Enel Generación Chile S.A. [Member] | Corporación Comunidades V. | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	107.00%
Current lease liabilities	$ 4,039
Enel Generación Chile S.A. [Member] | Corporación Comunidades V. | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,034
Enel Generación Chile S.A. [Member] | Corporación Comunidades V. | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3,005
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	141.00%
Current lease liabilities	$ 57,194	53,852
Non-current lease liabilities		48,574
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,023	12,589
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 38,171	41,263
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA EL ROBLE S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		48,574
Enel Distribucion Chile S.A. [Member] | NURIA FERRER PARES | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		11,865
Enel Distribucion Chile S.A. [Member] | NURIA FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,244
Enel Distribucion Chile S.A. [Member] | NURIA FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,621
Enel Distribucion Chile S.A. [Member] | JUANA FERRER PARES | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		11,865
Enel Distribucion Chile S.A. [Member] | JUANA FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,244
Enel Distribucion Chile S.A. [Member] | JUANA FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,621
Enel Distribucion Chile S.A. [Member] | CARMEN ELVIRA ECHAVARRY DE LA SIERRA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		11,865
Enel Distribucion Chile S.A. [Member] | CARMEN ELVIRA ECHAVARRY DE LA SIERRA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,244
Enel Distribucion Chile S.A. [Member] | CARMEN ELVIRA ECHAVARRY DE LA SIERRA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,621
Enel Distribucion Chile S.A. [Member] | JORGE FERRER PARES | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		11,865
Enel Distribucion Chile S.A. [Member] | JORGE FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,244
Enel Distribucion Chile S.A. [Member] | JORGE FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,621
Enel Distribucion Chile S.A. [Member] | CARMEN FERRER PARES | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		11,865
Enel Distribucion Chile S.A. [Member] | CARMEN FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		4,244
Enel Distribucion Chile S.A. [Member] | CARMEN FERRER PARES | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		7,621
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	191.00%
Current lease liabilities	$ 68,997	59,264
Non-current lease liabilities	321,998	363,876
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	21,619	13,990
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	47,378	45,274
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	64,225	61,373
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	65,453	62,545
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	66,704	63,741
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	67,977	64,959
Enel Distribucion Chile S.A. [Member] | MUTUAL DE SEGUROS DE CHILE | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 57,639	111,258
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	191.00%
Current lease liabilities	$ 56,497	48,490
Non-current lease liabilities	263,235	297,471
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17,765	11,479
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38,732	37,011
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	52,505	50,173
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	53,508	51,131
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	54,530	52,108
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	55,571	53,104
Enel Distribucion Chile S.A. [Member] | CAPITAL INVESTI | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 47,121	90,955
Enel Distribucion Chile S.A. [Member] | INVERSIONES TAPIHUE LTDA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		10,501
Enel Distribucion Chile S.A. [Member] | INVERSIONES TAPIHUE LTDA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		10,501
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	624.00%
Current lease liabilities	$ 60,000	20,000
Non-current lease liabilities	53,223	68,922
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	60,000
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		20,000
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,679	15,699
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,719	16,679
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 18,825	17,719
Enel Distribucion Chile S.A. [Member] | BCYCLE LATAM S.P.A | Chile [Member] | Chilean Peso [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		18,825
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	156.00%
Current lease liabilities	$ 44,287	36,918
Non-current lease liabilities	17,803	66,073
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,563	12,239
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	39,724	24,679
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 17,803	51,480
Enel Distribucion Chile S.A. [Member] | RENTAS INMOBILIARIAS AMANECER S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		14,593
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	599.00%
Current lease liabilities	$ 327,074	350,227
Non-current lease liabilities	1,739,241	1,974,689
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	327,074	350,227
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	111,940	114,222
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	118,640	120,634
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	125,742	130,857
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	133,269	132,426
Enel Distribucion Chile S.A. [Member] | EMPRESA DE TRANSPORTE DE PASAJEROS METRO S.A | Chile [Member] | U.S. Dollar [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,249,650	1,476,550
Enel Distribucion Chile S.A. [Member] | RENTAEQUIPOS LEASING S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		774
Enel Distribucion Chile S.A. [Member] | RENTAEQUIPOS LEASING S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		774
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	141.00%
Current lease liabilities	$ 9,296	6,991
Non-current lease liabilities		4,544
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	6,122	1,628
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 3,174	5,363
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		4,544
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	167.00%
Current lease liabilities	$ 78,523	68,021
Non-current lease liabilities	104,209	165,789
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	23,746	16,118
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	54,777	51,903
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	73,305	70,215
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 30,904	71,388
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		24,186
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	107.00%
Current lease liabilities		16,530
Enel Distribucion Chile S.A. [Member] | INMOBILARIA MIXTO RENTA SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		16,530
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	141.00%
Current lease liabilities	$ 2,735	3,670
Non-current lease liabilities		652
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 2,735	278
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		3,392
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		652
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	141.00%
Current lease liabilities	$ 5,598	4,219
Non-current lease liabilities		2,736
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,734	988
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 1,864	3,231
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		2,736
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	40.00%
Current lease liabilities	$ 171,819
Non-current lease liabilities	563,128
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	42,897
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	128,922
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	172,496
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	173,183
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	173,873
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA NIALEM SA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 43,576
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	10.00%
Current lease liabilities	$ 108,084
Non-current lease liabilities	9,011
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	27,018
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	81,066
Enel Distribucion Chile S.A. [Member] | INMOBILIARIA MIXTO RENTA SPA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 9,011
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	10.00%
Current lease liabilities	$ 445,920
Non-current lease liabilities	386,701
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	178,447
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	267,473
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	356,941
Enel Distribucion Chile S.A. [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 29,760
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	187.00%
Current lease liabilities	$ 69,653
Non-current lease liabilities	246,311
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	17,661
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	51,992
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,469
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	71,799
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	73,155
Enel Distribucion Chile S.A. [Member] | INVERSIONES DON ISSA LTDA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 30,888
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 35,148	36,519
Non-current lease liabilities	828,930	837,236
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	35,148	36,519
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	28,589	27,274
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	29,315	27,967
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,060	28,677
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	30,824	29,406
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 710,142	723,912
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 25,341	26,329
Non-current lease liabilities	597,566	603,551
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	25,341	26,329
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,609	19,661
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,133	20,161
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,670	20,673
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,220	21,198
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 511,934	521,858
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 29,576	30,727
Non-current lease liabilities	697,483	704,475
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	29,576	30,727
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,055	22,949
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,666	23,532
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,293	24,130
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,936	24,743
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 597,533	609,121
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 26,576	27,615
Non-current lease liabilities	626,668	632,943
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,576	27,615
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,613	20,619
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,162	21,143
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,725	21,680
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,303	22,231
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 536,865	547,270
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 3,334	3,738
Non-current lease liabilities	97,440	85,734
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	3,334	3,738
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,524	2,793
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,591	2,864
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,659	2,937
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,729	3,011
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 86,937	74,129
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 47,443	47,317
Non-current lease liabilities	1,429,650	1,376,020
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	47,443	47,317
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,329	44,688
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	44,481	45,824
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	45,664	46,988
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,879	48,182
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,249,297	1,190,338
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 31,209	31,087
Non-current lease liabilities	588,084	592,891
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	31,209	31,087
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,136	18,256
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	19,622	18,720
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,121	19,195
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,632	19,683
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 508,573	517,037
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 28,607	29,105
Non-current lease liabilities	598,773	540,812
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	28,607	29,105
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,343	17,619
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,772	18,066
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,213	18,525
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,665	18,996
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 530,780	467,606
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 634	628
Non-current lease liabilities	11,641	11,761
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	634	628
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	401	383
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	412	393
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	422	403
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	433	413
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 9,973	10,169
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 1,982	1,331
Non-current lease liabilities	22,580	23,428
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	1,982	1,331
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	716	683
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	734	700
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	753	718
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	772	736
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 19,605	20,591
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 109,911	111,365
Non-current lease liabilities	1,703,180	1,731,269
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	109,911
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		111,365
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	70,851	67,592
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	72,651	69,309
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	74,497	71,070
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	76,389	72,876
Enel Green Power Chile S.A. [Member] | Fundo Los Buenos Aires SpA | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,408,792	1,450,422
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 33,580	7,914
Non-current lease liabilities	112,295	112,695
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,580	7,914
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,163	2,949
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,320	3,095
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,484	3,248
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,656	3,408
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 98,672	99,995
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 38,089	15,877
Non-current lease liabilities	218,265	213,474
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	38,089	15,877
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,968	6,496
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,313	6,817
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,674	7,154
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	8,054	7,507
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 188,256	185,500
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 13,834	3,961
Non-current lease liabilities	56,148	56,343
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,834	3,961
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,582	1,474
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,660	1,547
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,742	1,624
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	1,828	1,704
Enel Green Power Chile S.A. [Member] | Juan Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 49,336	49,994
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 33,522	31,828
Non-current lease liabilities	423,250	426,576
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	33,522	31,828
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,937	12,991
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,626	13,633
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,349	14,307
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,108	15,015
Enel Green Power Chile S.A. [Member] | Adriana Castro Parra | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 363,230	370,630
Enel Green Power Chile S.A. [Member] | Alicia Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	431.00%
Current lease liabilities	$ 97,512	93,160
Non-current lease liabilities		88,809
Enel Green Power Chile S.A. [Member] | Alicia Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	$ 97,512	93,160
Enel Green Power Chile S.A. [Member] | Alicia Freire Hermosilla | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities		88,809
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 22,346	31,828
Non-current lease liabilities	423,250	426,577
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	22,346	31,828
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	13,937	12,991
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,626	13,633
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,349	14,307
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,108	15,015
Enel Green Power Chile S.A. [Member] | Agricola Santa Amalia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 363,230	370,631
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 8,966	15,918
Non-current lease liabilities	211,622	219,292
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	8,966	15,918
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,640	6,190
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	6,968	6,496
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,313	6,817
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	7,674	7,154
Enel Green Power Chile S.A. [Member] | Orafti Chile S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 183,027	192,635
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	487.00%
Current lease liabilities	$ 250,048	472,736
Non-current lease liabilities	5,206,653	5,313,405
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	250,048
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		472,736
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	243,730	227,365
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	255,590	238,428
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	268,028	250,031
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	281,070	262,197
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 4,158,235	4,335,384
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 13,703	41,389
Non-current lease liabilities	574,148	576,277
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	13,703	41,389
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,008	13,058
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	14,701	13,704
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	15,428	14,381
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	16,190	15,092
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 513,821	520,042
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 19,817	5,605
Non-current lease liabilities	77,706	75,938
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,817	5,605
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,297	2,141
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,411	2,247
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,530	2,359
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	2,655	2,475
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 67,813	66,716
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 46,780	95,241
Non-current lease liabilities	1,309,586	1,316,893
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	46,780	95,241
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,840	37,137
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,810	38,973
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,877	40,900
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,046	42,922
Enel Green Power Chile S.A. [Member] | Sociedad Agricola Parant | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,138,013	1,156,961
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	494.00%
Current lease liabilities	$ 233,017	7,935
Non-current lease liabilities	109,132	109,743
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	233,017	7,935
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,320	3,095
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,484	3,248
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,656	3,408
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	3,837	3,577
Enel Green Power Chile S.A. [Member] | Federico Rioseco Garcia | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 94,835	96,415
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 70,834	76,055
Non-current lease liabilities	1,324,637	1,337,757
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	70,834	76,055
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	45,685	43,584
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,846	44,691
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	48,036	45,827
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	49,256	46,991
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,134,814	1,156,664
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 91,996	117,630
Non-current lease liabilities	1,226,032	1,244,702
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	91,996	117,630
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	44,907	42,842
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	46,048	43,930
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	47,218	45,047
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	48,418	46,191
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,039,441	1,066,692
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 71,401	29,696
Non-current lease liabilities	535,443	508,935
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	71,401	29,696
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,423	16,622
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	17,866	17,044
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,320	17,477
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	18,785	17,921
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 463,049	439,871
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 43,930	29,189
Non-current lease liabilities	593,054	629,920
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	43,930	29,189
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,454	19,513
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	20,973	20,009
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	21,506	20,517
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	22,052	21,038
Enel Green Power Chile S.A. [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 508,069	548,843
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	461.00%
Current lease liabilities	$ 374,657	367,982
Non-current lease liabilities	3,777,368	3,816,105
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	374,657
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		367,982
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	218,600	201,806
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	228,677	211,109
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	239,219	220,842
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	250,247	231,022
Parque Eólico Talinay Oriente S.A. [Member] | Agricola Alto Talinay | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,840,625	2,951,326
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	502.00%
Current lease liabilities	$ 596,278	260,072
Non-current lease liabilities	3,225,628	3,253,694
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	596,278	260,072
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	181,888	167,261
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	191,016	175,655
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	200,603	184,471
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	210,671	193,729
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Euros [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 2,441,450	2,532,578
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	639.00%
Current lease liabilities	$ 51,782	46,597
Non-current lease liabilities	1,342,354	1,239,306
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32,757
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	19,025	46,597
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,084	54,543
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,507	55,929
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,981	57,350
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	43,509	58,807
Almeyda Solar Spa [Member] | Inmobiliaria Terra Australis Tres S.A. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,177,273	1,012,677
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	639.00%
Current lease liabilities	$ 99,022	98,189
Non-current lease liabilities	2,154,406	2,176,366
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	99,022	98,189
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	74,302	70,885
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	76,190	72,686
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	78,126	74,533
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	80,111	76,427
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 1,845,677	1,881,835
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	223.00%
Current lease liabilities	$ 47,369	48,681
Non-current lease liabilities	386,869	413,967
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	47,369	48,681
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,288	37,594
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,165	38,433
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,061	39,291
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	41,978	40,168
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 224,377	258,481
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	236.00%
Current lease liabilities	$ 32,932	32,269
Non-current lease liabilities	391,917	406,593
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	32,932	32,269
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	23,945	22,884
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	24,511	23,424
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,090	23,978
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	25,683	24,545
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 292,688	311,762
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	294.00%
Current lease liabilities	$ 101,743	35,334
Non-current lease liabilities	1,118,063	1,127,649
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	101,743	35,334
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	36,866	35,034
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	37,949	36,064
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	39,065	37,124
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	40,213	38,215
Almeyda Solar Spa [Member] | Soc. Serv. Com.. Multiservice F.L. | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 963,970	981,212
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	254.00%
Current lease liabilities	$ 26,523	34,408
Non-current lease liabilities	617,054	726,105
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	26,523	34,408
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	10,430	25,058
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,006	25,694
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Three to Four Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	11,613	26,347
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | Four to Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	12,254	27,017
Almeyda Solar Spa [Member] | Ministerio de Bienes Nacionales | Chile [Member] | Unidades de Fomento [Member] | More Than Five Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 571,751	621,989
Enel Chile SA [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	10.00%
Current lease liabilities	$ 6,775
Non-current lease liabilities	5,902
Enel Chile SA [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	2,710
Enel Chile SA [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities	4,065
Enel Chile SA [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | One to Two Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	5,426
Enel Chile SA [Member] | COMPAÑIA DE LEASING TATTERSALL S A. | Chile [Member] | Unidades de Fomento [Member] | Two to Three Years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Non-current lease liabilities	$ 476
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		34,082
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9,281
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		24,801
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Nominal Interest Rate	120.00%
Current lease liabilities		29,179
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member] | Less than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		9,714
Enel Chile SA [Member] | Inversiones Cardinal S.A | Chile [Member] | Unidades de Fomento [Member] | More than 90 Days [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Current lease liabilities		$ 19,465